Schedule of Investments (unaudited) December 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Aristocrat Leisure Ltd.	6,086	$144,045
Computershare Ltd.	7,675	90,531
Corporate Travel Management Ltd.	1,342	19,339
CSL Ltd.	2,448	474,534
Domino’s Pizza Enterprises Ltd.	1,122	41,297
Evolution Mining Ltd.	24,344	65,028
JB Hi-Fi Ltd.	2,686	71,126
Macquarie Group Ltd.	7,888	764,360
NIB Holdings Ltd.	11,131	49,060
Northern Star Resources Ltd.	5,882	46,764
Orora Ltd.	26,044	58,218
Qube Holdings Ltd.	31,960	73,914
Ramsay Health Care Ltd.	1,734	88,408
REA Group Ltd.	612	44,569
Sonic Healthcare Ltd.	7,106	143,611
Treasury Wine Estates Ltd.	9,418	107,515
Washington H Soul Pattinson & Co. Ltd.	3,060	46,247

		2,328,566

Austria — 0.1%
CA Immobilien Anlagen AG	1,802	75,752
UNIQA Insurance Group AG	7,174	73,240

		148,992

Belgium — 0.3%
Solvay SA	1,530	177,410
UCB SA	1,342	106,803

		284,213

Canada — 18.0%
Agnico Eagle Mines Ltd.	1,292	79,687
Alimentation Couche-Tard Inc., Class B	2,992	95,084
Atco Ltd./Canada, Class I, NVS	2,380	91,346
Bank of Montreal	14,688	1,139,927
Bank of Nova Scotia (The)	32,368	1,830,879
Brookfield Asset Management Inc., Class A	5,644	326,562
CAE Inc.	2,686	71,212
Canadian Imperial Bank of Commerce	12,954	1,079,475
Canadian National Railway Co.	7,004	634,478
Canadian Natural Resources Ltd.	25,364	821,506
Canadian Tire Corp. Ltd., Class A, NVS	959	103,351
Canadian Western Bank	2,686	66,055
Cogeco Communications Inc.	578	50,457
Dollarama Inc.	1,020	35,105
Empire Co. Ltd., Class A, NVS	2,040	47,919
Exchange Income Corp.	1,564	53,900
Finning International Inc.	4,216	82,256
Fortis Inc./Canada	8,058	334,810
Franco-Nevada Corp.	1,088	112,504
Genworth MI Canada Inc.	1,666	73,000
George Weston Ltd.	816	64,827
Gildan Activewear Inc.	2,006	59,387
Great-West Lifeco Inc.	7,344	188,364
iA Financial Corp. Inc.	1,632	89,771
Imperial Oil Ltd.	3,032	80,316
Intact Financial Corp.	1,802	195,132
Laurentian Bank of Canada	2,346	80,380
Loblaw Companies Ltd.	1,734	89,592
Magna International Inc.	4,556	250,154
Manulife Financial Corp.	43,792	890,193
Methanex Corp.	1,972	76,264

Security	Shares	Value

Canada (continued)
Metro Inc.	2,312	$95,547
National Bank of Canada	7,004	389,318
Open Text Corp.	2,754	121,522
Power Corp. of Canada	9,112	235,046
Power Financial Corp.	7,208	194,214
Premium Brands Holdings Corp.	646	45,313
Ritchie Bros Auctioneers Inc.	1,768	75,969
Royal Bank of Canada	31,706	2,512,274
Saputo Inc.	2,448	75,889
Sun Life Financial Inc.	11,968	546,463
Suncor Energy Inc.	34,102	1,119,245
TC Energy Corp.	22,814	1,216,747
TELUS Corp.	4,692	181,927
Toromont Industries Ltd.	1,073	58,410
Toronto-Dominion Bank (The)	40,596	2,280,013

		18,341,790

China — 1.8%
China Gas Holdings Ltd.	22,800	85,444
China Medical System Holdings Ltd.	34,000	48,959
China Overseas Land & Investment Ltd.	84,000	327,190
China Resources Gas Group Ltd.	6,000	32,958
China Resources Land Ltd.	42,000	209,143
China Water Affairs Group Ltd.	68,000	50,879
CIFI Holdings Group Co. Ltd.	136,000	115,023
Guangdong Investment Ltd.	24,000	50,207
Longfor Group Holdings Ltd.(a)	38,000	178,008
New China Life Insurance Co. Ltd., Class H	17,000	73,090
Shenzhou International Group Holdings Ltd.	10,200	149,103
Tencent Holdings Ltd.	11,400	549,531

		1,869,535

Colombia — 0.1%
Bancolombia SA	7,378	98,928

Denmark — 0.5%
Chr Hansen Holding A/S	728	57,895
Coloplast A/S, Class B	1,360	168,830
DSV PANALPINA A/S	578	66,665
GN Store Nord A/S	748	35,203
Novozymes A/S, Class B	1,802	88,246
Ringkjoebing Landbobank A/S	628	48,489
Rockwool International A/S, Class B	170	40,297

		505,625

Finland — 0.7%
Huhtamaki OYJ	1,598	74,226
Metsa Board OYJ	7,412	49,878
Tieto OYJ	2,494	77,603
UPM-Kymmene OYJ	12,818	444,739
Valmet OYJ	2,720	65,216

		711,662

France — 10.3%
Aeroports de Paris	340	67,208
Airbus SE	4,590	672,269
Arkema SA	1,088	115,655
AXA SA	59,602	1,679,940
Cie. Plastic Omnium SA	1,564	43,714
Danone SA	9,384	778,428
Dassault Systemes SE	573	94,260
EssilorLuxottica SA	2,380	362,796
Faurecia SE	1,190	64,157

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Hermes International	136	$101,702
Iliad SA	136	17,640
IPSOS	1,428	46,405
Legrand SA	2,958	241,190
L’Oreal SA	2,142	634,760
LVMH Moet Hennessy Louis Vuitton SE	2,278	1,059,132
Orpea	476	61,072
Pernod Ricard SA	2,380	425,845
Publicis Groupe SA	6,698	303,447
Rubis SCA	1,768	108,656
Safran SA	2,346	362,485
Sanofi	22,678	2,281,371
SEB SA	340	50,530
Teleperformance	374	91,268
Vinci SA	7,548	838,790

		10,502,720

Germany — 11.7%
Allianz SE, Registered	9,928	2,433,888
BASF SE	24,582	1,858,408
Bayer AG, Registered	21,488	1,756,197
Bechtle AG	272	38,226
Brenntag AG	2,278	123,966
Continental AG	2,550	329,917
Deutsche Wohnen SE	5,032	205,715
Fresenius Medical Care AG & Co. KGaA	2,176	161,111
Fresenius SE & Co. KGaA	3,706	208,748
Gerresheimer AG	544	42,134
GRENKE AG(b)	272	28,166
HeidelbergCement AG	2,822	205,773
Henkel AG & Co. KGaA	1,360	128,234
HOCHTIEF AG	578	73,769
Infineon Technologies AG	10,064	229,439
KION Group AG	884	61,085
LEG Immobilien AG	1,394	165,161
MTU Aero Engines AG	340	97,168
Norma Group SE	850	36,257
SAP SE	7,616	1,028,610
Siemens AG, Registered	14,824	1,939,218
Stroeer SE & Co. KGaA	748	60,495
Symrise AG	850	89,497
TAG Immobilien AG	3,230	80,345
Vonovia SE	9,486	511,106
Wirecard AG	204	24,616

		11,917,249

Hong Kong — 3.4%
AIA Group Ltd.	107,000	1,123,309
CK Infrastructure Holdings Ltd.	20,000	142,329
CLP Holdings Ltd.	38,000	399,420
Hang Seng Bank Ltd.	23,800	491,774
Henderson Land Development Co. Ltd.	41,852	205,452
Hong Kong & China Gas Co. Ltd.	136,094	265,837
Hysan Development Co. Ltd.	8,000	31,366
MTR Corp. Ltd.	22,500	132,976
New World Development Co. Ltd.	204,000	279,617
Samsonite International SA(a)	40,800	97,918
Swire Properties Ltd.	27,200	90,239
Techtronic Industries Co. Ltd.	19,000	154,964
Wheelock & Co. Ltd.	9,000	60,006

		3,475,207

Security	Shares	Value

India — 1.6%
Hindustan Unilever Ltd.	5,746	$154,803
Housing Development Finance Corp. Ltd.	9,180	310,280
Infosys Ltd.	54,978	563,158
ITC Ltd.	46,784	155,798
Larsen & Toubro Ltd.	4,488	81,626
Reliance Industries Ltd., GDR(a)	3,910	166,370
Tata Consultancy Services Ltd.	8,262	250,216

		1,682,251

Indonesia — 0.5%
Bank Central Asia Tbk PT	72,800	175,281
Bank Rakyat Indonesia Persero Tbk PT	955,400	302,810

		478,091

Ireland — 0.4%
C&C Group PLC	11,356	61,153
Kerry Group PLC, Class A	578	72,082
Kingspan Group PLC	1,273	77,806
Smurfit Kappa Group PLC	4,386	168,672

		379,713

Israel — 0.1%
Azrieli Group Ltd.	843	61,626

Italy — 2.3%
A2A SpA	40,926	76,811
ACEA SpA	3,094	64,042
Assicurazioni Generali SpA	33,388	689,408
Enel SpA	176,766	1,403,224
Moncler SpA	1,462	65,759
Recordati SpA	1,666	70,259

		2,369,503

Japan — 12.9%
Aeon Delight Co. Ltd.	100	3,612
Aica Kogyo Co. Ltd.	3,800	126,754
Alfresa Holdings Corp.	3,800	77,906
Amano Corp.	700	21,482
Asahi Group Holdings Ltd.	4,100	187,995
Astellas Pharma Inc.	23,800	409,533
Chiba Bank Ltd. (The)	13,200	76,886
COMSYS Holdings Corp.	3,400	98,081
Dai-ichi Life Holdings Inc.	23,800	397,816
Daikin Industries Ltd.	1,300	184,817
Daito Trust Construction Co. Ltd.	1,300	161,251
Daiwa House Industry Co. Ltd.	13,600	424,237
Denso Corp.	7,600	347,289
East Japan Railway Co.	3,800	344,701
Hakuhodo DY Holdings Inc.	4,700	76,463
Hazama Ando Corp.	6,800	59,568
HIS Co. Ltd.	400	11,539
Hitachi Capital Corp.	4,400	116,564
Itochu Techno-Solutions Corp.	4,100	116,011
J Front Retailing Co. Ltd.	6,200	87,288
Kanematsu Corp.	6,800	92,168
Kansai Paint Co. Ltd.	3,800	93,606
Kao Corp.	4,300	357,097
KDDI Corp.	30,600	915,959
Kitz Corp.	5,900	42,021
Kobayashi Pharmaceutical Co. Ltd.	200	17,060
Kurita Water Industries Ltd.	3,400	101,836
Kyowa Exeo Corp.	3,800	96,753
Lintec Corp.	3,800	85,459

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Marui Group Co. Ltd.	3,800	$93,291
Medipal Holdings Corp.	3,400	75,493
MINEBEA MITSUMI Inc.	3,800	79,619
Mitsubishi Chemical Holdings Corp.	37,400	281,339
Mitsubishi Estate Co. Ltd.	13,600	261,488
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	98,746
Mitsui Chemicals Inc.	3,400	83,846
Mitsui Fudosan Co. Ltd.	10,200	250,788
MonotaRO Co. Ltd.	400	10,759
Murata Manufacturing Co. Ltd.	6,800	422,110
NEC Networks & System Integration Corp.	700	24,928
NGK Insulators Ltd.	3,400	59,568
NGK Spark Plug Co. Ltd.	3,800	74,619
Nippon Telegraph & Telephone Corp.	27,200	690,043
Nisshin Seifun Group Inc.	3,800	66,646
Nitto Denko Corp.	3,800	216,094
Nomura Co. Ltd.	3,400	45,521
Nomura Real Estate Holdings Inc.	3,400	81,969
Nomura Research Institute Ltd.	3,800	81,752
NTT DOCOMO Inc.	27,200	760,374
Obic Co. Ltd.	300	40,745
Otsuka Corp.	400	16,103
PALTAC Corp.	200	9,643
Pan Pacific International Holdings Corp.	3,400	56,659
Penta-Ocean Construction Co. Ltd.	6,800	42,361
Persol Holdings Co. Ltd.	3,400	64,167
Relo Group Inc.	300	8,420
Sanwa Holdings Corp.	8,300	93,864
SBI Holdings Inc./Japan	4,200	89,469
SCSK Corp.	300	15,652
Sekisui Chemical Co. Ltd.	7,600	133,153
Sekisui House Ltd.	13,600	292,023
Seven & i Holdings Co. Ltd.	11,400	419,914
Seven Bank Ltd.	27,200	89,603
Shimadzu Corp.	700	22,158
Shimizu Corp.	6,800	69,830
Shin-Etsu Chemical Co. Ltd.	3,400	377,309
Shionogi & Co. Ltd.	3,800	236,619
Sohgo Security Services Co. Ltd.	300	16,342
Sojitz Corp.	40,800	132,152
Stanley Electric Co. Ltd.	2,800	81,932
Starts Corp. Inc.	700	17,939
Sugi Holdings Co. Ltd.	400	21,201
Sumitomo Heavy Industries Ltd.	3,800	109,446
Sysmex Corp.	600	41,126
Taiyo Nippon Sanso Corp.	3,400	75,962
Takara Holdings Inc.	3,400	31,442
Terumo Corp.	3,800	135,845
Tokio Marine Holdings Inc.	12,800	720,710
Tokyo Century Corp.	300	16,149
Tokyu Fudosan Holdings Corp.	13,600	94,484
TOTO Ltd.	300	12,809
Toyota Tsusho Corp.	3,400	120,764
TS Tech Co. Ltd.	900	28,364
Unicharm Corp.	3,800	129,377
USS Co. Ltd.	4,500	85,549
West Japan Railway Co.	1,700	147,685
Yakult Honsha Co. Ltd.	600	33,292
Yokogawa Electric Corp.	6,800	120,701

		13,141,708

Security	Shares	Value

Malaysia — 0.3%
Public Bank Bhd	64,600	$307,010

Mexico — 0.9%
Alfa SAB de CV, Class A	69,099	57,375
America Movil SAB de CV, Series L, NVS	295,300	236,128
Fomento Economico Mexicano SAB de CV	17,000	160,845
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,640	68,243
Grupo Financiero Inbursa SAB de CV, Class O	47,600	58,454
Wal-Mart de Mexico SAB de CV	105,400	302,235

		883,280

Netherlands — 3.3%
Aalberts NV	1,802	80,930
ASML Holding NV	3,094	915,833
Koninklijke Ahold Delhaize NV	29,308	733,466
Randstad NV	2,992	182,838
Unilever NV	26,146	1,503,543

		3,416,610

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	4,862	72,819
Ryman Healthcare Ltd.	6,052	66,675

		139,494

Norway — 0.6%
Borregaard ASA	2,992	32,347
DNB ASA	27,506	513,352
Tomra Systems ASA	850	26,930

		572,629

Peru — 0.2%
Credicorp Ltd.	884	188,407

Philippines — 0.3%
Ayala Land Inc.	71,400	64,147
International Container Terminal Services Inc.	15,300	38,850
SM Investments Corp.	5,270	108,532
SM Prime Holdings Inc.	74,800	62,180

		273,709

Portugal — 0.2%
Galp Energia SGPS SA	12,920	216,090

Russia — 0.3%
Novatek PJSC	11,730	238,334
Novatek PJSC, GDR(c)	272	55,216
Polymetal International PLC	4,061	64,289

		357,839

South Africa — 1.5%
AECI Ltd.	3,672	28,098
Barloworld Ltd.	6,528	52,626
Capitec Bank Holdings Ltd.	625	64,638
Clicks Group Ltd.	3,230	59,269
FirstRand Ltd.	95,880	430,598
Foschini Group Ltd. (The)	5,950	63,608
JSE Ltd.	4,643	39,685
Naspers Ltd., Class N	850	139,248
Netcare Ltd.	44,948	62,551
Pick n Pay Stores Ltd.	9,350	42,720
PSG Group Ltd.	3,230	54,088
Remgro Ltd.	7,754	108,130
RMB Holdings Ltd.	20,306	116,810
Sanlam Ltd.	41,378	234,061

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
SPAR Group Ltd. (The)	5,602	$79,125

		1,575,255

South Korea — 0.7%
Daishin Securities Co. Ltd.	3,348	34,596
Hana Financial Group Inc.	9,112	290,746
Industrial Bank of Korea(d)	8,463	86,354
LG Household & Health Care Ltd.	62	67,605
Samsung Fire & Marine Insurance Co. Ltd.	918	193,292

		672,593

Sweden — 1.3%
AAK AB	2,074	39,437
AF POYRY AB, Class B	2,040	47,638
Assa Abloy AB, Class B	8,602	201,242
Bilia AB, Class A	2,618	29,729
Boliden AB	5,168	137,191
Castellum AB	3,740	87,896
Fabege AB	3,434	57,117
Hexagon AB, Class B	1,802	101,062
Hexpol AB	5,678	55,682
Holmen AB, Class B	1,666	50,757
ICA Gruppen AB	1,462	68,282
JM AB	1,836	54,407
Loomis AB, Class B	1,564	64,792
Nibe Industrier AB, Class B	2,754	47,778
Peab AB, Class B	6,596	66,058
Sweco AB, Class B	918	35,421
Swedish Match AB	2,210	113,982
Trelleborg AB, Class B	3,332	59,994

		1,318,465

Switzerland — 9.3%
ABB Ltd., Registered	38,522	929,684
Cie. Financiere Richemont SA, Registered	7,888	619,571
DKSH Holding AG	986	53,661
EMS-Chemie Holding AG, Registered	114	74,933
Geberit AG, Registered	442	247,942
Georg Fischer AG, Registered	102	103,543
Givaudan SA, Registered	68	212,844
Helvetia Holding AG, Registered	680	96,064
Nestle SA, Registered	28,867	3,123,544
Novartis AG, Registered	31,790	3,016,989
Partners Group Holding AG	272	249,262
Roche Holding AG, Bearer	408	129,603
Sika AG, Registered	850	159,625
Sonova Holding AG, Registered	459	104,991
Swiss Life Holding AG, Registered	612	307,027
Temenos AG, Registered	340	53,790

		9,483,073

Taiwan — 3.1%
E.Sun Financial Holding Co. Ltd.	207,228	192,870
Taiwan Semiconductor Manufacturing Co. Ltd.	272,000	3,003,369

		3,196,239

Thailand — 0.2%
Airports of Thailand PCL, NVDR	44,200	109,564
Bumrungrad Hospital PCL, NVDR	6,800	33,371
Thanachart Capital PCL, NVDR	47,600	85,018

		227,953

Turkey — 0.1%
BIM Birlesik Magazalar AS	7,718	60,515

Security	Shares	Value

Turkey (continued)
KOC Holding AS	12,682	$43,303

		103,818

United Arab Emirates — 0.1%
DP World PLC	4,798	62,854

United Kingdom — 10.1%
Ashtead Group PLC	4,896	156,571
Associated British Foods PLC	3,915	134,743
Babcock International Group PLC	13,736	114,530
BAE Systems PLC	71,536	535,246
Barratt Developments PLC	25,738	254,564
Beazley PLC	8,466	62,357
Bellway PLC	3,094	156,040
Bodycote PLC	3,230	40,736
Bovis Homes Group PLC	4,284	77,070
Brewin Dolphin Holdings PLC	18,462	91,080
Britvic PLC	6,562	78,628
Bunzl PLC	4,226	115,607
Burberry Group PLC	4,719	137,845
Burford Capital Ltd.	1,938	18,280
Carnival PLC	4,998	241,273
Close Brothers Group PLC	3,774	79,894
Compass Group PLC	18,224	456,289
Croda International PLC	1,326	89,939
Daily Mail & General Trust PLC, Class A, NVS	4,114	45,181
DCC PLC	1,190	103,163
Dechra Pharmaceuticals PLC	921	35,383
Diageo PLC	29,206	1,238,295
Diploma PLC	1,360	36,466
Domino’s Pizza Group PLC	11,220	47,594
DS Smith PLC	34,306	174,607
Dunelm Group PLC	1,734	26,555
Experian PLC	7,254	245,241
Ferguson PLC	2,992	271,510
Greencore Group PLC	10,030	35,596
Greggs PLC	1,258	38,297
Halma PLC	2,418	67,781
Hays PLC	26,690	64,209
Hill & Smith Holdings PLC	1,462	28,529
HomeServe PLC	3,876	64,903
Howden Joinery Group PLC	8,704	77,555
IMI PLC	4,964	77,532
Informa PLC	18,700	212,303
InterContinental Hotels Group PLC	2,040	140,746
Intertek Group PLC	1,687	130,784
Investec PLC	21,341	125,271
ITV PLC	114,512	229,067
IWG PLC(b)	7,854	45,312
Johnson Matthey PLC	3,162	125,498
Meggitt PLC	10,642	92,596
Mondi PLC	11,730	275,434
Moneysupermarket.com Group PLC	14,049	61,529
National Express Group PLC	15,164	94,336
NMC Health PLC	510	11,938
Paragon Banking Group PLC	9,078	64,821
Pennon Group PLC	10,540	143,119
Prudential PLC	54,434	1,044,895
QinetiQ Group PLC	11,526	54,633
Rank Group PLC	5,338	19,588
Redrow PLC	7,174	70,803

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
RELX PLC	26,146	$660,007
Rentokil Initial PLC	12,410	74,474
Rightmove PLC	9,452	79,336
Rotork PLC	13,702	60,808
RWS Holdings PLC	3,128	25,236
Sage Group PLC (The)	14,586	144,728
Senior PLC	14,838	33,986
Smith & Nephew PLC	8,296	201,394
Smiths Group PLC	6,460	144,372
Spectris PLC	1,843	70,950
Spirax-Sarco Engineering PLC	646	76,080
Synthomer PLC	11,322	53,066
Travis Perkins PLC	4,318	91,639
Victrex PLC	1,904	62,907
WH Smith PLC	2,312	79,633

		10,320,378

Total Common Stocks — 99.6% (Cost: $92,094,778)		101,613,075

Preferred Stocks

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	460	6,420

Total Preferred Stocks — 0.0% (Cost: $6,443)		6,420

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	65,509	$65,535

Total Short-Term Investments — 0.1% (Cost: $65,525)		65,535

Total Investments in Securities — 99.7% (Cost: $92,166,746)		101,685,030

Other Assets, Less Liabilities — 0.3%		324,794

Net Assets — 100.0%		$102,009,824

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	233,918	(168,409)	65,509	$65,535	$1,657	(a)	$53	$(46)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	1,336		—	—

				$65,535	$2,993		$53	$(46)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	03/20/20	$280	$1,103

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$101,613,075	$—	$—	$101,613,075
Preferred Stocks	6,420	—	—	6,420
Money Market Funds	65,535	—	—	65,535

	$101,685,030	$—	$—	$101,685,030

Derivative financial instruments(a)
Assets
Futures Contracts	$1,103	$—	$—	$1,103

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares